Accrued Expenses And Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Payable to online advertising platforms as agency	¥ 1,601,794	$ 219,445	¥ 1,452,286
Accrued operating expenses	425,577	58,304	391,338
Salary and welfare payable	74,367	10,188	51,465
Advance received in advertising agency services	157,870	21,628	136,684
Accrued advertising, marketing and promotional expenses	64,541	8,842	50,082
Deferred revenue	¥ 302,531	$ 41,447	¥ 235,520
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total	Total	Total
Operating lease liabilities current portion	¥ 12,682	$ 1,737	¥ 13,295
Other taxes payable	35,254	4,830	35,380
Others	82,189	11,260	71,160
Total	¥ 2,756,805	$ 377,681	¥ 2,437,210